Fair Value Measurements - Fair Value Measurement Inputs and Valuation Techniques (Details) - Khosla		5 Months Ended
	Jan. 29, 2021	Jun. 30, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities, FV-NI, Term	10 months 24 days	6 months
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities, FV-NI, Measurement Input	0.0116	0.0148
Expected volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities, FV-NI, Measurement Input	0.210	0.150
Stock Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities, FV-NI, Measurement Input	10.00	9.94